Basis of presentation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

Note 3.        Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Reverse stock split

On June 29, 2023, after market close, the Group effected a reverse stock split of WISeKey’s common stock (the “Reverse Stock Split”) as follows:

-	Class A shares, par value CHF 0.01 per share at a ratio of one-for-twenty-five, and

-	Class B shares, par value CHF 0.05 per share at a ratio of one-for-fifty.

The Group’s common stock began trading on a split-adjusted basis on June 30, 2023. Where the Reverse Stock Split of Class B shares resulted in fractions of ‘new’ Class B shares for the individual shareholder, the resulting fractions in new Class B shares were rounded down to the next whole number of ‘new’ Class B shares and shareholders were compensated for the remaining fractions in cash at a fixed price of CHF 8.735 per ‘new’ Class B share corresponding to a three-day volume-weighted average price of the WISeKey Class B Shares on the SIX Swiss Exchange prior to the ex-date of the Reverse Stock Split. WISeKey paid a total amount of CHF 1,747 (USD 1,952) in compensation for fractions. All share, warrant and options numbers, as well as share and per share amounts in the consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.

Spin-off

On April 27, 2023, the shareholders approved the partial spin-off of the Group’s IoT Semiconductors Vertical into a publicly traded company, SEALSQ Corp (“SEALSQ”), which was completed through the distribution of 20% of the ordinary share capital of SEALSQ Corp to the shareholders of WISeKey on May 23, 2023.

As a result of the spin-off of SEALSQ Corp, the Group distributed net negative assets of USD 34,209 to noncontrolling interests, which was reflected as a reduction in Retained earnings and an increase in Noncontrolling interests in consolidated subsidiaries.

The results of operations of SEALSQ Corp are included in the continuing operations of the IoT operating segment for all periods presented and, from the date of the distribution, the consolidated comprehensive results of SEALSQ Corp are attributed to owners of the Group and to the noncontrolling interests in proportion to their relative ownership interests. The assets and liabilities of SEALSQ Corp are consolidated in the Group’s financial statements. Intercompany income and expenses, including unrealized gross profits from internal group transactions and intercompany receivables, payables and loans have been eliminated.

Earnings per share

The Company’s share capital is divided into WIHN Class B Shares, par value CHF 2.50, which are listed on the SIX Swiss Stock Exchange, and WIHN Class A Shares, par value CHF 0.25, which are not listed on any exchange.

Historically, basic earnings per share were calculated using WISeKey International Holding Ltd’s weighted-average outstanding WIHN Class B Shares. When the effects are not antidilutive, diluted earnings per share were calculated using the weighted-average outstanding WIHN Class B Shares and the dilutive effect of stock options as determined under the treasury stock method. The Company had assessed that the other class of shares, the non-listed WIHN Class A Shares, were not eligible for dividend and, as a result, did not apply the two-class method required for companies with multiple classes of common stock.

However, in the course of 2023, the dividend in kind voted by the board of directors was distributed to both shareholders of WIHN Class B Shares and WIHN Class A Shares. We have therefore amended our presentation of earnings per share to show the allocation between both classes of shares.

As a result of this assessment, basic earnings per share are calculated using the two-class method required for companies with multiple classes of common stock. The two-class method determines net earnings per common share for each class of common stock according to dividends declared or accumulated and participation rights in distributed and undistributed earnings or losses. The two-class method requires income available to common stockholders for the period to be allocated between each class of common stock based upon their respective rights to receive dividends as if all income for the period had been distributed.

For WISeKey, the dividend rights of the holders of WIHN Class A Shares and WIHN Class B Shares (collectively, the “common stock”) differ. Dividend rights are proportionate to the nominal value of each class of shares. The dividend rights of a WIHN Class B Share with a nominal value of CHF 2.50 are ten times greater than the dividend rights of a WIHN Class A Share with a nominal value of CHF 0.25. Undistributed earnings are allocated to the classes of common stock proportionately to their dividend rights and the resulting net results per share will, therefore, vary for each class of common stock. In line with ASC 260-10-45, the Group has presented the net earnings attributed to its common stock for each class of common stock. The earnings per share calculation is based on the weighted average number of shares in issue of each class.

Below is a summary of the impact of the change in policy on the previous years’ presentation of earnings per share.

	12 months ended December 31,		12 months ended December 31,
	2022	2021	2022	2021
USD	As previously reported		Restated amount

Earnings per Class A Share
Earnings per Class A Share from continuing operations
Basic	-	-	(0.44)	(1.64)
Diluted	-	-	(0.44)	(1.64)
Earnings per Class A Share from discontinued operations
Basic	-	-	(0.87)	(0.04)
Diluted	-	-	(0.87)	(0.04)

Earning per Class A Share attributable to WISeKey International Holding Ltd
Basic	-	-	(1.22)	(1.42)
Diluted	-	-	(1.22)	(1.42)

Earnings per Class B Share
Earnings per Class B Share from continuing operations
Basic	(4.50)	(16.5)	(4.36)	(16.38)
Diluted	(4.50)	(16.5)	(4.36)	(16.38)
Earnings per Class B Share from discontinued operations
Basic	(8.50)	(0.50)	(8.65)	(0.44)
Diluted	(8.50)	(0.50)	(8.65)	(0.44)

Earning per Class B Share attributable to WISeKey International Holding Ltd
Basic	(12.00)	(14.00)	(12.22)	(14.20)
Diluted	(12.00)	(14.00)	(12.22)	(14.20)